Note 2 - Basis of Presentation and Summary of Significant Accounting Policies: Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Details
Bad debt expense	$ 6,020	$ 2,204